Profit (Loss) Per Share - Schedule of Weighted-Average Number of Ordinary Shares (Basic) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted-Average Number of Ordinary Shares (Basic) [Line Items]
Issued ordinary shares at January 1	881,385,256	544,906,149	544,906,149
Weighted average number of ordinary shares (basic)	896,174,328	673,044,737	544,906,149
Issued August 14, 2024, due to fundraising [Member]
Schedule of Weighted-Average Number of Ordinary Shares (Basic) [Line Items]
Issued		57,123,287
Issued August 14, 2024, due to The Social Proxy Transaction [Member]
Schedule of Weighted-Average Number of Ordinary Shares (Basic) [Line Items]
Issued		71,015,301
Issued Oct 9, 2025 (warrant exercise) [Member]
Schedule of Weighted-Average Number of Ordinary Shares (Basic) [Line Items]
Issued	14,789,072